Convertible Notes: (Details Text) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible Notes: [Abstract]
Carrying value of modified Notes		$ 18,983,454
Carrying value of Old notes		1,042,000
Total carrying value of convertible notes	23,998,658	20,025,454
Accretion of modified notes during 2013	3,975,719
Convertible debt settlement	(2,515)
Total carrying vale of convertible notes	23,998,658
Interest paid on convertible notes	$ 1,400,000	$ 4,600,000	$ 5,600,000